Derivative and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of estimated fair value of oil, natural gas and NGL derivative instrument asset (liabilities)
The estimated fair values of our oil, natural gas and NGL derivative instrument assets (liabilities) as of December 31, 2018 and 2017 are provided below:

	December 31, 2018		December 31, 2017
	Notional Volume	Fair Value	Notional Volume	Fair Value
		($ in millions)		($ in millions)
Oil (mmbbl):
Fixed-price swaps	12	$157	21	$(151)
Collars	8	98	—	—
Three-way collars	—	—	2	(10)
Call swaptions	—	—	2	(13)
Basis protection swaps	7	5	11	(9)
Total oil	27	260	36	(183)
Natural gas (bcf):
Fixed-price swaps	623	26	532	149
Three-way collars	88	1	—	—
Collars	55	(3)	47	11
Call options	44	—	110	(3)
Call swaptions	106	(9)	—	—
Basis protection swaps	50	—	65	(7)
Total natural gas	966	15	754	150
NGL (mmgal):
Fixed-price swaps	—	—	33	(2)
Contingent Consideration:
Utica divestiture		7		—
Total estimated fair value		$282		$(35)

Schedule of effects of dividend instruments in consolidated balance sheets
The following table presents the fair value and location of each classification of derivative instrument included in the consolidated balance sheets as of December 31, 2018 and 2017 on a gross basis and after same-counterparty netting:

Balance Sheet Classification	Gross Fair Value	Amounts Netted in the Consolidated Balance Sheets	Net Fair Value Presented in the Consolidated Balance Sheets
	($ in millions)
As of December 31, 2018
Commodity Contracts:
Short-term derivative asset	$306	$(104)	$202
Long-term derivative asset	117	(41)	76
Short-term derivative liability	(107)	104	(3)
Long-term derivative liability	(41)	41	—
Contingent Consideration:
Short-term derivative asset	7	—	7
Total derivatives	$282	$—	$282

As of December 31, 2017
Commodity Contracts:
Short-term derivative asset	$157	$(130)	$27
Short-term derivative liability	(188)	130	(58)
Long-term derivative liability	(4)	—	(4)
Total derivatives	$(35)	$—	$(35)

Schedule of effects of derivative instruments in consolidated statements of operations
The components of marketing revenues for the years ended December 31, 2018, 2017 and 2016 are presented below:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Marketing revenues	$5,069	$4,511	$4,881
Gains on undesignated marketing natural gas derivatives	7	—	—
Losses on undesignated supply contract derivatives	—	—	(297)
Total marketing revenues	$5,076	$4,511	$4,584
The components of oil, natural gas and NGL revenues for the years ended December 31, 2018, 2017 and 2016 are presented below:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Oil, natural gas and NGL revenues	$5,189	$4,574	$3,866
Gains (losses) on undesignated oil, natural gas and NGL derivatives	—	445	(545)
Losses on terminated cash flow hedges	(34)	(34)	(33)
Total oil, natural gas and NGL revenues	$5,155	$4,985	$3,288

Schedule of effects of derivative instruments in accumulated other comprehensive income (loss)
A reconciliation of the changes in accumulated other comprehensive income (loss) in our consolidated statements of stockholders’ equity related to our cash flow hedges is presented below:

	Years Ended December 31,
	2018		2017		2016
	Before Tax	After Tax	Before Tax	After Tax	Before Tax	After Tax
	($ in millions)
Balance, beginning of period	$(114)	$(57)	$(153)	$(96)	$(160)	$(99)
Net change in fair value	—	—	5	5	(27)	(13)
Losses reclassified to income	34	34	34	34	34	16
Balance, end of period	$(80)	$(23)	$(114)	$(57)	$(153)	$(96)

Schedule of fair value measurement of financial assets (liabilities) measured at fair value on a recurring basis
The following table provides information for financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
		($ in millions)
As of December 31, 2018
Derivative Assets (Liabilities):
Commodity assets	$—	$319	$103	$422
Commodity liabilities	—	(131)	(16)	(147)
Utica divestiture contingent consideration	—	—	7	7
Total derivatives	$—	$188	$94	$282

As of December 31, 2017
Derivative Assets (Liabilities):
Commodity assets	$—	$—	$8	$8
Commodity liabilities	—	(20)	(23)	(43)
Total derivatives	$—	$(20)	$(15)	$(35)

A summary of the changes in the fair values of our financial assets (liabilities) classified as Level 3 during 2018 and 2017 is presented below:

	Commodity Derivatives	Utica Contingent Consideration
	($ in millions)
Balance, as of January 1, 2018	$(15)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	77	7
Total purchases, issuances, sales and settlements:
Settlements	25	—
Balance, as of December 31, 2018	$87	$7

Balance, as of January 1, 2017	$(10)	$—
Total gains (losses) (realized/unrealized):
Included in earnings(a)	2	—
Total purchases, issuances, sales and settlements:
Settlements	(7)	—
Balance, as of December 31, 2017	$(15)	$—
___________________________________________

(a)		Commodity Derivatives		Utica Contingent Consideration

		2018	2017	2018	2017
		($ in millions)
	Total gains included in earnings for the period	$77	$2	$7	$—
	Change in unrealized gains (losses) related to assets still held at reporting date	$86	$(14)	$7	$—
The following table provides fair value measurement information for the above-noted financial assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
	($ in millions)
As of December 31, 2018
Financial Assets (Liabilities):
Other current assets	$50	$—	$—	$50
Other current liabilities	(51)	—	—	(51)
Total	$(1)	$—	$—	$(1)

As of December 31, 2017
Financial Assets (Liabilities):
Other current assets	$57	$—	$—	$57
Other current liabilities	(60)	—	—	(60)
Total	$(3)	$—	$—	$(3)

Schedule of quantitative information about Level 3 inputs used in fair value measurement of commodity contracts
The following table presents quantitative information about Level 3 inputs used in the fair value measurement of our commodity derivative contracts as of December 31, 2018:

Instrument Type	Unobservable Input	Range	Weighted Average	Fair Value December 31, 2018
				($ in millions)
Oil trades	Oil price volatility curves	23.70% – 42.17%	32.51%	$98
Natural gas trades	Natural gas price volatility curves	12.88% – 90.93%	24.93%	$(11)
Utica contingent consideration	Natural gas price volatility curves	10.36% – 57.66%	—	$7